SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION (Details)	12 Months Ended
Mar. 31, 2022
UNITED STATES | Minimum [Member]
Statutory Accounting Practices [Line Items]
Republic of korea	2016
UNITED STATES | Maximum [Member]
Statutory Accounting Practices [Line Items]
Republic of korea	2021
KOREA, REPUBLIC OF
Statutory Accounting Practices [Line Items]
Republic of korea	2021